Acquisitions and Channel Partner Arrangement (Tables)	12 Months Ended
Dec. 31, 2012
Other Net Assets Acquired

Other net assets acquired in the acquisition of TC primarily related to the following (in millions):

Amount
Cash	$48.3
Restricted cash	0.5
Accounts receivable	0.9
Inventory	3.9
Prepaids and other assets	0.1
Property and equipment	1.4
Customer obligations	(51.0)
Accounts payable and accrued expenses	(2.4)

Total allocation to purchase price	$1.7

Choice Care Card, LLC Acquisition
Summary of Allocation of Purchase Price of Acquisition

The following table summarizes the allocation of the purchase price at the date of acquisition (in millions):

	Amount	Weighted Average Useful Life (in years)
Other net assets acquired	$0.6
Customer relationships	9.2	10
Developed technology	0.6	2
Goodwill	9.4

Total allocation of purchase price	$19.8

TransitChek Acquisition
Summary of Allocation of Purchase Price of Acquisition

The following table summarizes the allocation of the purchase price at the date of acquisition (in millions):

	Amount	Weighted Average Useful Life (in years)
Other net assets acquired	$1.7
Customer relationships	8.8	8.7
Developed technology	4.4	3.0
Trade names	0.9	10.0
Favorable lease	1.1	11.0
Goodwill	20.2

Total allocation of purchase price	$37.1

Pro Forma Financial Information Presents Consolidated Results of Operation

The following unaudited pro forma financial information presents the consolidated results of operations of the Company and TC as if the acquisition had occurred at the beginning of fiscal 2011 with pro forma adjustments to give effect to amortization of intangible assets and an increase in interest expense due to financing costs in connection with the acquisition. The pro forma financial information is presented for informational purposes only and may not be indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the related fiscal years.

	Year Ended December 31,
	2011	2012
	(In thousands, except per share data)
	(unaudited)
Total revenue	$166,820	$179,082
Net income attributable to common stockholders	$35,256	$7,927
Net income per share attributable to common stockholders:
Basic	$22.95	$0.44
Diluted	$1.76	$0.32

Benefit Concepts, Inc.
Summary of Allocation of Purchase Price of Acquisition

The following table summarizes the consideration for BCI and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date.

Goodwill	$19.0
Customer relationships	8.0
Developed technology	2.4
Other intangibles	0.2
Other net assets acquired	3.2
Deferred income taxes	(4.0)

Total allocation of purchase price	$28.8

Benefit Concepts, Inc And Choice Care Card, Llc
Pro Forma Financial Information Presents Consolidated Results of Operation

The following unaudited pro forma financial information presents the consolidated results of operations of the Company and CS and BCI as if the portfolio purchases had occurred at the beginning of fiscal 2011 with pro forma adjustments to give effect to amortization of intangible assets. The pro forma financial information is presented for informational purposes only and may not be indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the related fiscal years.

	Year Ended December 31,
	2011	2012
	(In thousands, except per share data)
	(unaudited)
Total revenue	$164,696	$192,744
Net income attributable to common stockholders	$25,454	$5,641
Net income per share attributable to common stockholders:
Basic	$16.57	$0.31
Diluted	$1.27	$0.23